RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 18, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Description of exceptions for transfer assign or sell founder shares							(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.			(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property
Due to affiliate					$ 211,937		$ 211,937			$ 122,689
Accrued Professional Fees, Current										$ 122,689
Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Ordinary shares, par value					$ 0.001		$ 0.001			$ 0.001
Conversion price of warrant										$ 2.1569
Preferred stock voting rights							As of September 30, 2023, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution.			The Convertible Preferred Units are not entitled to a vote
Reimbursable expenses							$ 190,849	$ 466,922
Common units voting rights										Each Common Unit is entitled to one vote per unit
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Shares new issues										3,592,865	3,592,865
Visiox Pharmaceuticals, Inc. [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Professional fees							$ 900,000	1,200,000
Visiox Pharmaceuticals, Inc. [Member] | Michael Derby [Member]
Related Party Transaction [Line Items]
Shares new issues							801,436
Visiox Pharmaceuticals, Inc. [Member] | Zachary Rome [Member]
Related Party Transaction [Line Items]
Shares new issues							801,435
Common Class B [Member]
Related Party Transaction [Line Items]
Ordinary shares, par value					0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common units voting rights							one vote			one vote
Common Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Convertible preferred units held									1,390,885	1,390,885	1,390,885
Related Party [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses									$ 0	$ 100,000
Tardi Med Sciences L L C [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Common units held										10,000,000
Common units voting rights										100%
Reimbursable expenses										$ 94,705	$ 170,037
Amount paid for management service										$ 1,200,000	0
Tardi Med Sciences L L C [Member] | Convertible Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Convertible preferred units held										556,359
Michael Derby [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common units held										801,436
Zachary Rome [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common units held										801,435
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share dividend		1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned		7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares new issues				8,625,000
Ordinary shares, par value				$ 0.0001
Aggregate purchase price				$ 25,000
Shares surrendered			2,156,250
Aggregate number of shares owned			6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Shares new issues	6,834,333
Exercise price of warrant	$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares new issues	4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Aggregate loan amount to cover expenses				$ 300,000
Outstanding balance of related party note					$ 0		$ 0		238,596	$ 0	238,596
Loan conversion agreement warrant							$ 1,500,000			$ 1,500,000
Conversion price of warrant					$ 1.50		$ 1.50			$ 1.50
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note					$ 0		$ 0		$ 0	$ 0	$ 0
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Expenses per month							10,000			$ 10,000
Expenses incurred					$ 30,000	$ 30,000	$ 90,000	$ 70,000